Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Net changes Capitalized Exploratory Costs

The following table reflects the net changes in capitalized exploratory well costs for the periods indicated:

	For Year Ended December 31,
	2016	2015	2014
Balance, beginning of period	$15,198	$11,134	$—
Balance at inception of common control	—	6,385	—
Additions to capitalized exploratory well costs pending the determination of proved reserves	60,847	96,726	11,134
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	(68,981)	(93,052)	—
Capitalized exploratory well costs charged to expense	—	(5,995)	—

Balance, end of period	$7,064	$15,198	$11,134

Schedule of Supplemental Cash Flow Information

Supplement cash flow for the periods presented (in thousands):

	For the Six Months Ended June 30,
	2017	2016
Supplemental cash flows:
Cash paid for interest, net of capitalized interest	$306	$3,671
Noncash investing activities:
Increase (decrease) in capital expenditures in accounts payables and accrued liabilities	82,295	(5,321)

Supplement cash flow for the periods presented:

	For Year Ended December 31,
	2016	2015	2014
Supplemental cash flows:
Cash paid for interest	$7,152	$7,253	$2,515
Noncash investing activities:
(Decrease) increase in capital expenditures in accounts payables and accrued liabilities	(4,492)	349	5,530